UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210

Miami Beach, Florida 33140

(Address of principal executive offices)

 (Zip code)

Matthew Zuckerman

President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, Florida 33140

(Name and address of agent for service)

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sections 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Prairie Fund

3M COMPANY

Ticker Symbol:MMM	Cusip Number: 88579Y101
Record Date: 3/11/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITOR	FOR	ISSUER	FOR	WITH
3	2005 MANAGEMENT STOCK OWNERSHIP PLAN	FOR	ISSUER	FOR	WITH
4	ANIMAL TESTING	AGAINST	STOCKHOLDER	AGAINST	WITH
5	OPERATIONS IN CHINA	AGAINST	STOCKHOLDER	AGAINST	WITH

AVAYA

Ticker Symbol:AV	Cusip Number: 053499109
Record Date: 12/20/2004	Meeting Date: 2/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	STOCKHOLDER	FOR	WITH

AVERY DENNISON CORP

Ticker Symbol:AVY	Cusip Number: 053611109
Record Date: 2/28/2005	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF EMPLOYEE STOCK OPTION AND INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

BERKSHIRE HATHAWAY

Ticker Symbol:BRK	Cusip Number: 084670108
Record Date: 3/2/2005	Meeting Date: 4/30/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMENDMENT TO ADD VOTING RIGHTS TO HOLDERS OF CLASS B SHARES	FOR	ISSUER	FOR	WITH
3	CLARIFYING CERTAIN RIGHTS OF CLASS B HOLDERS	FOR	ISSUER	FOR	WITH

BRISTOL MYERS SQUIBB CO.

Ticker Symbol:BMY	Cusip Number: 110122108
Record Date: 3/7/2005	Meeting Date: 5/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH
3	RESTATE CERTIFICATE OF INCORPORATION	FOR	ISSUER	FOR	WITH
4	POLITICAL CONTRIBUTIONS	FOR	STOCKHOLDER	AGAINST	AGAINST
5	HIV/AIDS- TB-MALARIA	AGAINST	STOCKHOLDER	AGAINST	WITH
6	ANIMAL TESTING	AGAINST	STOCKHOLDER	AGAINST	WITH
7	SEPARATION OF CHAIRMAN AND CEO POSITIONS	FOR	STOCKHOLDER	AGAINST	AGAINST
8	RESTATEMENT SITUATIONS	FOR	STOCKHOLDER	AGAINST	AGAINST
9	RESTRICTED STOCK	FOR	STOCKHOLDER	AGAINST	AGAINST
10	DIRECTO VOTE THRESHOLD	FOR	STOCKHOLDER	AGAINST	AGAINST

COCA-COLA COMPANY

Ticker Symbol:KO	Cusip Number: 191216100
Record Date: 2/22/2005	Meeting Date: 4/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH
3	DELEGATION OF INQUIRY TO COLOMBIA	AGAINST	STOCKHOLDER	AGAINST	WITH
4	RESTRICTED STOCK	FOR	STOCKHOLDER	AGAINST	AGAINST
5	SEVERANCE AGREEMENTS	FOR	STOCKHOLDER	AGAINST	AGAINST

CONOCOPHILLIPS

Ticker Symbol:COP	Cusip Number: 20825C104
Record Date: 3/10/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH
3	COMPENSATION LIMITATIONS	FOR	STOCKHOLDER	AGAINST	AGAINST
4	DIRECTOR ELECTION VOTE STANDARRD	FOR	STOCKHOLDER	AGAINST	AGAINST

DST SYSTEMS

Ticker Symbol:DST	Cusip Number: 233326107
Record Date: 3/11/2005	Meeting Date: 5/10/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	2005 EQUITY INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	NON-EMPLOYEE DIRECTORS AWARD PLAN	FOR	ISSUER	FOR	WITH
4	AUDITORS	FOR	ISSUER	FOR	WITH

ETHAN ALLEN INTERIORS, INC

Ticker Symbol:ETH	Cusip Number: 297602104
Record Date: 9/17/2004	Meeting Date: 11/16/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH

GENERAL ELECTRIC COMPANY

Ticker Symbol:GE	Cusip Number: 369604103
Record Date: 2/28/2005	Meeting Date: 4/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	DIRECTORS	FOR	ISSUER	FOR	WITH
B	AUDITORS	FOR	ISSUER	FOR	WITH
1	CUMULATIVE VOTING	FOR	STOCKHOLDER	AGAINST	AGAINST
2	REPORT ON NUCLEAR RISK	AGAINST	STOCKHOLDER	AGAINST	WITH
3	REPORT ON PCB CLEANUP COSTS	AGAINST	STOCKHOLDER	AGAINST	WITH
4	CURB OVER EXTENDED DIRECTORS	FOR	STOCKHOLDER	AGAINST	AGAINST
5	REPORT ON SUSTAINABILITY	AGAINST	STOCKHOLDER	AGAINST	WITH
6	DISCLOSE POLITICAL CNTRIBUTIONS	FOR	STOCKHOLDER	AGAINST	AGAINST
7	ANIMAL TESTING	AGAINST	STOCKHOLDER	AGAINST	WITH

IBM

Ticker Symbol:IBM	Cusip Number: 459200101
Record Date: 2/25/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH
3	CUMULATIVE VOTING	FOR	STOCKHOLDER	AGAINST	AGAINST
4	PENSION AND RETIREMENT MEDICAL	AGAINST	STOCKHOLDER	AGAINST	WITH
5	EXECUTIVE COMPENSATION	FOR	STOCKHOLDER	AGAINST	AGAINST
6	EXPENSING STOCK OPTIONS	FOR	STOCKHOLDER	AGAINST	AGAINST
7	DISCLOSURE OF EXECUTIVE COMPENSATION	FOR	STOCKHOLDER	AGAINST	AGAINST
8	OFFSHORING	AGAINST	STOCKHOLDER	AGAINST	WITH

J.M.SMUCKER COMPANY

Ticker Symbol:SJM	Cusip Number: 832696405
Record Date: 6/14/2004	Meeting Date: 8/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS; KATHRYN W. DINDO ; RICHARD K. SMUCKER ; WILLIAM H. STEINBRINK	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF APPOINTMENT OF AUDITORS.	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AMENDED AND RESTATED NONEMPLOYEE DIRECTOR STOCK PLAN.	FOR	ISSUER	FOR	WITH
4	APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS OF ANNUAL MEETING, IF NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE ANNUAL MEETING TO APPROVE THE ABOVE PROPOSALS.	FOR	ISSUER	FOR	WITH

LUCENT TECHNOLOGIES, INC.

Ticker Symbol:LU	Cusip Number: 549463107
Record Date: 12/20/2004	Meeting Date: 2/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	SPLIT	ISSUER	FOR	WITH/AGAINST
2	TO APPROVE A REVERSE STOCK SPLIT IN ONE OF FOUR RATIOS	AGAINST	ISSUER	FOR	AGAINST
3	PUBLICATION OF POLITICAL ACTION CONTRIBUTIONS	FOR	STOCKHOLDER	AGAINST	AGAINST
4	PERFROMANCE BASED COMPENSATION AWARDS	FOR	STOCKHOLDER	AGAINST	AGAINST
5	AMEND COMPANIES AUDIT SERVICES PRE-APPROVAL POLICY	FOR	STOCKHOLDER	AGAINST	AGAINST
6	REQUIRE SHAREOWNER APPROVAL OF FUTURE GOLDEN PARACHUTES	FOR	STOCKHOLDER	AGAINST	AGAINST

MAINE AND MARITIMES

Ticker Symbol:MAM	Cusip Number: 560377103
Record Date: 3/28/2005	Meeting Date: 5/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMENDMENTS TO 2002 SROCK OPTION PLAN	FOR	ISSUER	FOR	WITH
3	AUDITOR	FOR	ISSUER	FOR	WITH

MCDONALDS CORP.

Ticker Symbol:MCD	Cusip Number: 580135101
Record Date: 3/14/2005	Meeting Date: 5/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH
3	GENETIC ENGINEERING OF FOOD AND SEED	AGAINST	STOCKHOLDER	AGAINST	WITH

MCKESSON CORP

Ticker Symbol:MCK	Cusip Number: 58155Q103
Record Date: 6/1/2004	Meeting Date: 7/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH

MERCK & CO

Ticker Symbol:MRK	Cusip Number: 589331107
Record Date: 2/25/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	INDEPENDENT REGISTERED CPA	FOR	ISSUER	FOR	WITH
3	STOCK OPTION AWARDS	FOR	STOCKHOLDER	AGAINST	AGAINST
4	SUBJECTING NON-DEDUCTIBLE EXEC. COMP.TO S.H. VOTE	FOR	STOCKHOLDER	AGAINST	AGAINST
5	ELIMINATION OF ANIMAL BASED TESTING	AGAINST	STOCKHOLDER	AGAINST	WITH
6	SEPARATING BOARD CHAIR AND CEO	AGAINST	STOCKHOLDER	AGAINST	WITH
7	AVAILABILITY OF COMPANY PRODUCTS TO CANADIAN WHOLESALERS	FOR	STOCKHOLDER	AGAINST	AGAINST
8	USE OF SHAREHOLDER RESOURCES FOR POLITICAL PURPOSES	AGAINST	STOCKHOLDER	AGAINST	WITH
9	CONCERNING A REPORT RELATED TO THE GLOBAL HIV\AIDS,ETC	AGAINST	STOCKHOLDER	AGAINST	WITH

PEPSICO

Ticker Symbol:PEP	Cusip Number: 713448108
Record Date: 2/28/2005	Meeting Date: 5/4/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH
3	SHAREHOLDER PROPOSAL	AGAINST	STOCKHOLDER	AGAINST	WITH

PFIZER

Ticker Symbol:PFE	Cusip Number: 717081103
Record Date: 3/2/2005	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY APPOINTMENT OF AUDITORS	FOR	ISSUER	FOR	WITH
3	TERM LIMITS FOR DIRECTORS	FOR	STOCKHOLDER	AGAINST	AGAINST
4	REPORT ON INCREASING ACCESS TO PFIZER PRODUCTS	AGAINST	STOCKHOLDER	AGAINST	WITH
5	RELATING TO IMPORTATION OF PRESCRIPTION DRUGS	FOR	STOCKHOLDER	AGAINST	AGAINST
6	POLITICAL CONTRIBUTIONS	FOR	STOCKHOLDER	AGAINST	WITH/AGAINST
7	REPORT ON PRODUCT AVAILABILITY IN CANADA	AGAINST	STOCKHOLDER	WITH/AGAINST	WITH
8	SEPARATION OF ROLES OF CHAIR AND CEO	FOR	STOCKHOLDER	AGAINST	AGAINST

PROCTER & GAMBLE COMPANY

Ticker Symbol:PG	Cusip Number: 742718109
Record Date: 7/30/2004	Meeting Date: 10/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH
3	APPROVE AMENDMENT TO AMENDED ARTICLES OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK	FOR	ISSUER	FOR	WITH
4	APPROVE AMENDMENT TO CODE OF REGULATIONS TO PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS	FOR	ISSUER	AGAINST	AGAINST
5	SHAREHOLDER PROPOSAL NO. 1 IN-HOME FOOD STUDIES FOR PET NUTRITION	AGAINST	STOCKHOLDER	AGAINST	AGAINST

SCHERING PLOUGH CORP.

Ticker Symbol:SGP	Cusip Number: 806605101
Record Date: 3/4/2005	Meeting Date: 4/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH
3	ANNUAL ELECTION OF DIRECTORS	FOR	STOCKHOLDER	AGAINST	AGAINST
4	ANIMAL TESTING	AGAINST	STOCKHOLDER	AGAINST	WITH

SMITH & NEPHEW

Ticker Symbol:SNN	Cusip Number: 83175M205
Record Date: 3/7/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPT REPORTS	FOR	ISSUER	FOR	WITH
2	DECLARE FINAL DIVIDEND	FOR	ISSUER	FOR	WITH
3	APPROVE REMUNERATION REPORT	FOR	ISSUER	FOR	WITH
4	RE-ELECT JOHN BUCHANAN DIRECTOR	FOR	ISSUER	FOR	WITH
5	RE-ELECT BRIAN LARCOME DIRECTOR	FOR	ISSUER	FOR	WITH
6	RE-ELECT DR PAM KIRBY DIRECTOR	FOR	ISSUER	FOR	WITH
7	REAPPOINT AUDITORS	FOR	ISSUER	FOR	WITH
8	AUTHORIZE DIRECTORS TO SET AUDITORS FEE	FOR	ISSUER	FOR	WITH
9	RENEW DIRECTORS AUTHORITY TO ALLOT SHARES	FOR	ISSUER	FOR	WITH

THE COCA COLA COMPANY

Ticker Symbol:KO	Cusip Number: 191216100
Record Date: 2/22/2005	Meeting Date: 4/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AUDITORS	FOR	ISSUER	FOR	WITH
3	DELEGATION OF INQUIRY TO COLOMBUA	AGAINST	STOCKHOLDER	AGAINST	WITH
4	RESTRICTED STOCK	FOR	STOCKHOLDER	AGAINST	AGAINST
5	SEVERANCE AGREEMENTS	FOR	STOCKHOLDER	AGAINST	AGAINST

WALGREENS

Ticker Symbol:WAG	Cusip Number: 931422109
Record Date: 11/15/2004	Meeting Date: 1/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF DEOITTE & TOUCHE AS INDEPENDENT PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH
3	AMEND THE BYLAWS TO SEPARATE THE POSITIONS OF CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER	AGAINST	STOCKHOLDER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/Matthew Zuckerman

* Matthew Zuckerman

President

Date: August 26, 2005

*Print the name and title of each signing officer under his or her signature.